LOSS PER SHARE - Schedule of Basic and Diluted Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Jul. 31, 2024 shares	Jun. 30, 2024 shares
Numerator
Net loss attributable to Concord Medical Services Holdings Limited	¥ (308,243)	$ (42,228)	¥ (297,658)	¥ (489,661)
Accretion of contingently redeemable noncontrolling interests	0	0	0	0
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic	¥ (308,243)	$ (42,228)	¥ (297,658)	¥ (489,661)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	131,053,858	131,053,858	131,053,858	131,053,858
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	131,053,858	131,053,858	131,053,858	131,053,858
Loss per share - basic | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)
Loss per share - diluted | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)
Class A ordinary shares
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic	¥ (200,548)	$ (27,474)	¥ (193,661)	¥ (318,582)
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - diluted	¥ (200,548)	$ (27,474)	¥ (193,661)	¥ (318,582)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	85,265,910	85,265,910	85,265,910	85,265,910
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	85,265,910	85,265,910	85,265,910	85,265,910
Loss per share - basic | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)
Loss per share - diluted | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)
Number of shares represented by one depositary share					30	3
Class B ordinary shares
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic	¥ (107,695)	$ (14,754)	¥ (103,997)	¥ (171,079)
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - diluted	¥ (107,695)	$ (14,754)	¥ (103,997)	¥ (171,079)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	45,787,948	45,787,948	45,787,948	45,787,948
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	45,787,948	45,787,948	45,787,948	45,787,948
Loss per share - basic | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)
Loss per share - diluted | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)